Strategic investments (Schedule of components of strategic investments) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Strategic investments	$ 6,242,634	$ 14,901,659
Beauce Gold Fields ("BGF") shares - level 1
Disclosure of detailed information about financial instruments [line items]
Strategic investments	56,419	123,095	$ 123,095
HPQ Silicon Resources Inc. ("HPQ") shares - level 1
Disclosure of detailed information about financial instruments [line items]
Strategic investments	5,415,749	12,306,196	16,489,220
HPQ warrants - level 3
Disclosure of detailed information about financial instruments [line items]
Strategic investments	$ 770,466	$ 2,472,368	$ 23,379,435